Shareholder Report, Holdings (Details) - C000064522	Apr. 30, 2025
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	5.80%
B
Holdings [Line Items]
Percent of Net Asset Value	61.00%
BB
Holdings [Line Items]
Percent of Net Asset Value	24.10%
BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.50%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.30%